INITIAL PUBLIC OFFERING (Details) - USD ($)			9 Months Ended
	Nov. 19, 2021	Nov. 17, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Proceeds from initial public offering of units			$ 276,000,000
Deferred underwriting commissions			$ 9,660,000		$ 9,660,000
Exercise price of warrants				$ 11.50	$ 11.50
Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Exercise price of warrants				$ 11.50
Public Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Exercise price of warrants					$ 18.00
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Price per unit	$ 10.20
Proceeds from initial public offering of units	$ 276,000,000.0
Offering costs incurred	16,600,000
Deferred underwriting commissions	$ 9,700,000	$ 9,700,000			$ 9,700,000
Number of warrants in a unit	0.5
Initial Public Offering | Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued	27,600,000
Number of units sold	27,600,000
Price per unit	$ 10.00
Proceeds from initial public offering of units	$ 276,000,000.0
Number of shares in a unit	1
Number of shares which may be purchased with each warrant	1
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares which may be purchased with each warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued		3,600,000
Over-allotment option | Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued	3,600,000
Number of units sold	3,600,000